STOCK BASED AWARDS (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Number of Warrants	5,340,751	4,752,107
Weighted Average Remaining Contractual Life (years)	2 years 2 months 30 days	4 years 11 months 23 days
Weighted Average Exercise Price	$ 1.95	$ 2.90
Number of Warrants Exercisable	3,804,751	3,101,026
Weighted Average Exercise Price	$ 1.93	$ 3.40
Equity Option [Member]
Number of Warrants	2,184,450
Weighted Average Remaining Contractual Life (years)	9 years 6 months 7 days
Weighted Average Exercise Price	$ 0.73
Number of Warrants Exercisable	655,634
Weighted Average Exercise Price	$ 0.74
0.61 - $0.74 | Equity Option [Member]
Range of Exercise Price Lower Limit	0.61
Range of Exercise Price Upper Limited	$ 0.74
Number of Warrants	2,184,450
Weighted Average Remaining Contractual Life (years)	9 years 6 months 7 days
Weighted Average Exercise Price	$ 0.73
Number of Warrants Exercisable	655,634
Weighted Average Exercise Price	$ 0.74